Trade and Other Payables - Summary of Trade and Other Payables Explanatory (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [Line Items]
Lease liabilities	₩ 4,163,143	₩ 4,410,503	₩ 4,621,096
Current trade and other payables
Trade and other payables [Line Items]
Trade payables	7,529,857	4,780,260
Non trade payables	2,132,838	1,536,976
Accrued expenses	1,605,118	1,174,765
Leasehold deposits received	2,479	1,699
Other deposits received	97,408	72,063
Lease liabilities	614,037	583,558
Dividends payable	1,812	4,105
Trade and other payables Others
Advance received from local governments	0	0
Others	0	0
Others	0	0
Total trade and other payables	11,983,549	8,153,426
Non-current trade and other payables
Trade and other payables [Line Items]
Trade payables	0	0
Non trade payables	2,023,985	2,032,260
Accrued expenses	6,351	8,095
Leasehold deposits received	35	741
Other deposits received	47,863	68,050
Lease liabilities	3,549,106	3,826,945
Dividends payable	0	0
Trade and other payables Others
Advance received from local governments	3,477	3,477
Others	8,097	56,930
Others	11,574	60,407
Total trade and other payables	₩ 5,638,914	₩ 5,996,498